Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Details) $ in Millions		6 Months Ended
		Jun. 30, 2020 £ / shares € / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Repurchases of shares			$ (1,214)	$ (5,021)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance			657	685
Repurchases of shares	[1]		(6)	(12)
Ending balance			$ 651	$ 674
Class A Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares		€ 0.07
Beginning balance (in shares) | shares			4,151,787,517	4,471,889,296
Repurchases of shares (in shares) | shares			(50,548,018)	(139,414,447)
Ending balance (in shares) | shares			4,101,239,499	4,332,474,849
Beginning balance			$ 349	$ 376
Repurchases of shares			(4)	(12)
Ending balance			$ 345	$ 365
Number of shares issued (in shares) | shares		50,000
Deferred shares (in gbp per share) | £ / shares		€ 1
Class B Shares | Share capital
Disclosure of classes of share capital [line items]
Par value per share (in eur per share) | € / shares		€ 0.07
Beginning balance (in shares) | shares			3,729,407,107	3,745,486,731
Repurchases of shares (in shares) | shares			(23,223,271)	0
Ending balance (in shares) | shares			3,706,183,836	3,745,486,731
Beginning balance			$ 308	$ 309
Repurchases of shares			(2)	0
Ending balance			$ 306	$ 309
Number of shares issued (in shares) | shares		50,000
Deferred shares (in gbp per share) | £ / shares		€ 1

[1]	See Note 4 “Share capital”.